Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract Balances [Table]
Accounts receivable	$ 704	$ 711
Deferred revenue – short term	$ 65	$ 1,472